Income Taxes (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Sep. 25, 2021
Future payments under tax receivable agreement	$ 69,320
European Wax Center, Inc. and Subsidiaries
Income tax expense	0	$ 0
Liability under tax receivable agreement	$ 48,823,000	$ 0	$ 48,823,000